Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2020
Prepaid Expenses [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of March 31, 2020 and 2019:

	As of March 31,	As of March 31,
	2020	2019
Prepayments to suppliers	$3,564,705	$5,940,447
Other current assets	699,425	116,769
Total	$4,264,130	$6,057,216

In March 2019, the Company prepaid $5,940,447 (RMB 40 million) to Shandong Guanxian Lingzhibao Biological Co., Ltd. (Guanxian Lingzhibao) to purchase certain materials that the Company uses in its products. The prepayment was an initial deposit for the purchase in order to secure the quantities Guanxian Linzhibao produces. The prepayment the Company made is fully refundable in condition of failure of supply caused by Guanxian Lingzhibao. As of March 31, 2020, $79,069 (approximately RMB 0.6 million) prepayments to Guanxian Lingzhibao remained outstanding.

As of March 31, 2020, the prepayments to suppliers also include prepayments of approximately $2.8 million (approximately RMB 19.7 million) to one Southeast Asia trading company for cubilose raw material and approximately $0.72 million (approximately RMB 5.0 million) for lucidum spore powder raw materials.